Document and Entity Information	May 04, 2021
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 04, 2021
Entity Registrant Name	MONMOUTH REAL ESTATE INVESTMENT CORP
Entity Incorporation, State or Country Code	MD
Entity File Number	001-33177
Entity Tax Identification Number	22-1897375
Entity Address, Address Line One	101 Crawfords Corner Road, Suite 1404
Entity Address, City or Town	HOLMDEL
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07733
City Area Code	732
Local Phone Number	577-9996
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000067625
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock,
Trading Symbol	MNR
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	6.125% Series C Cumulative Redeemable Preferred Stock
Trading Symbol	MNR-PC
Security Exchange Name	NYSE